Victory Portfolios (CIK 0000802716)

This submission is being made solely to obtain identifiers for shares of the following Series and Classes which are being registered.

• Victory RS Focused Growth Opportunity Fund	Classes A, C, Y

• Victory RS Focused Opportunity Fund	Classes A, C, Y

• Victory RS Growth Fund	Classes A, C, R, Y

• Victory RS Mid Cap Growth Fund	Classes A, C, R, Y

• Victory RS Select Growth Fund	Classes A, C, R, Y

• Victory RS Small Cap Equity Fund	Classes A, C, R, Y

• Victory RS Small Cap Growth Fund	Classes A, C, R, Y

• Victory RS Science and Technology Fund	Classes A, C, R, Y

• Victory RS Investors Fund	Classes A, C, R, Y

• Victory RS Large Cap Alpha Fund	Classes A, C, R, Y

• Victory RS Partners Fund	Classes A, R, Y

• Victory RS Value Fund	Classes A, C, R, Y

• Victory RS Global Fund	Classes A, C, R, Y

• Victory RS International Fund	Classes A, C, R, Y

• Victory RS China Fund	Classes A, C, R, Y

• Victory RS Emerging Markets Fund	Classes A, C, R, Y

• Victory RS Emerging Markets Small Cap Fund	Classes A, C, Y

• Victory Global Natural Resources Fund	Classes A, C, R, Y

• Victory INCORE Investment Quality Bond Fund	Classes A, C, R, Y

• Victory INCORE Low Duration Bond Fund	Classes A, C, R, Y

• Victory High Yield Fund	Classes A, C, R, Y

• Victory Tax-Exempt Fund	Classes A, C, Y

• Victory High Income Municipal Bond Fund	Classes A, C, Y

• Victory Floating Rate Fund	Classes A, C, R, Y

• Victory Strategic Income Fund	Classes A, C, R, Y

Any questions on this submission should be directed to Erin Wagner of Victory Funds, telephone number 216-898-2526.